Summary of Significant Accounting Policies (Details) - Schedule of Antidilutive Securities Excluded from the Calculation of Diluted Net Loss Per Common Share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Antidilutive Securities Excluded from the Calculation of Diluted Net Loss Per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings	77,520,857	3,664,627	41,341,926	3,238,000	6,563,626	2,210,272
Options [Member]
Schedule of Antidilutive Securities Excluded from the Calculation of Diluted Net Loss Per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings	341,034	370,760	346,252	370,760	351,587	252,006
Warrants [Member]
Schedule of Antidilutive Securities Excluded from the Calculation of Diluted Net Loss Per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings	77,179,810	1,737,626	40,995,661	1,310,999	6,212,026	1,285,428
Convertible preferred stock [Member]
Schedule of Antidilutive Securities Excluded from the Calculation of Diluted Net Loss Per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings	13	1,503,728	13	1,503,728	13	525,345
Rights to common stock [Member]
Schedule of Antidilutive Securities Excluded from the Calculation of Diluted Net Loss Per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings		52,513		52,513		147,493